Fair Value Measurements, by Balance Sheet Grouping (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 64,114	$ 71,469
Securities available for sale	220,471	205,017
Securities held to maturity		0
Loans held for sale (at fair value)	104,168	133,613	88,283
Loans receivable, net	1,139,665	1,148,107
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	20,193
Cash surrender value of life insurance	38,201	38,061
Real estate owned	30,799	35,974	56,670
Accrued interest receivable	3,952	3,452
Mortgage banking derivative assets	2,364	1,668
Liabilities:
Deposits	917,255	942,118
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	7,346	1,672
Borrowings	531,868	537,299
Accrued interest payable	1,651	1,715
Mortgage banking derivative liabilities	124	249
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	8	5
Estimate Of Fair Value, Fair Value Disclosure [Member]
Assets
Cash and cash equivalents	64,114	71,649
Securities available for sale	220,471	205,017
Loans held for sale (at fair value)	104,168	133,613
Loans receivable, net	1,124,937	1,133,672
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	20,193
Cash surrender value of life insurance	38,201	38,061
Real estate owned	30,799	35,974
Accrued interest receivable	3,952	3,452
Mortgage banking derivative assets	2,364	1,668
Liabilities:
Deposits	914,919	939,513
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	7,346	1,672
Borrowings	479,324	479,888
Accrued interest payable	1,651	1,715
Mortgage banking derivative liabilities	124	249
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	8	5
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets
Cash and cash equivalents		71,649	80,380
Securities available for sale		205,017	206,519
Securities held to maturity		0	2,648
Loans held for sale (at fair value)		133,613	88,283
Loans receivable, net		1,133,672	1,216,664
Federal Home loan Bank Stock, Fair Value Disclosure		20,193	21,653
Cash surrender value of life insurance		38,061	36,749
Real estate owned		35,974	56,670
Accrued interest receivable		3,452	4,064
Mortgage banking derivative assets		1,668	924
Liabilities:
Deposits		939,513	1,051,292
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure		1,672	942
Borrowings		479,888	461,138
Accrued interest payable		1,715	2,087
Mortgage banking derivative liabilities		249	397
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure		5	6
Estimate Of Fair Value, Fair Value Disclosure [Member]
Assets
Cash and cash equivalents			80,380
Securities available for sale			206,519
Securities held to maturity			2,542
Loans held for sale (at fair value)			88,283
Loans receivable, net			1,225,141
Federal Home loan Bank Stock, Fair Value Disclosure			21,653
Cash surrender value of life insurance			36,749
Real estate owned			56,670
Accrued interest receivable			4,064
Mortgage banking derivative assets			924
Liabilities:
Deposits			1,052,663
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure			942
Borrowings			517,624
Accrued interest payable			2,087
Mortgage banking derivative liabilities			397
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure			6
Estimate Of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	64,114	71,469
Securities available for sale	5,136	5,070
Securities held to maturity		0
Loans held for sale (at fair value)	0	0
Loans receivable, net	0	0
Federal Home loan Bank Stock, Fair Value Disclosure	0	20,193
Cash surrender value of life insurance	38,201	38,061
Real estate owned	0	0
Accrued interest receivable	3,952	3,452
Mortgage banking derivative assets	0	0
Liabilities:
Deposits	202,526	202,593
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	7,346	1,672
Borrowings	0	0
Accrued interest payable	1,651	1,715
Mortgage banking derivative liabilities	0	0
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	0	0
Estimate Of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Securities available for sale	215,335	199,947
Securities held to maturity		0
Loans held for sale (at fair value)	104,168	133,613
Loans receivable, net	0	0
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	0
Cash surrender value of life insurance	0	0
Real estate owned	0	0
Accrued interest receivable	0	0
Mortgage banking derivative assets	0	0
Liabilities:
Deposits	714,729	739,525
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	0	0
Borrowings	531,868	537,299
Accrued interest payable	0	0
Mortgage banking derivative liabilities	0	0
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	0	0
Estimate Of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Securities available for sale	0	0
Securities held to maturity		0
Loans held for sale (at fair value)	0	0
Loans receivable, net	1,139,665	1,148,107
Federal Home loan Bank Stock, Fair Value Disclosure	0	0
Cash surrender value of life insurance	0	0
Real estate owned	30,799	35,974
Accrued interest receivable	0	0
Mortgage banking derivative assets	2,364	1,668
Liabilities:
Deposits	0	0
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	0	0
Borrowings	0	0
Accrued interest payable	0	0
Mortgage banking derivative liabilities	124	249
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	$ 8	$ 5